ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 7:  ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2021	2020

Employees and payroll accruals	$19,597	$13,970
Obligation related to acquisitions	8,725	-
Government authorities	6,706	3,422
Accrued expenses	4,560	3,003
Other short-term liabilities	743	793

	$40,331	$21,188